Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 98,070	$ 74,955	$ 110,940
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,832	10,599	9,482
Amortization of intangible assets	2,964	2,534	2,103
Gain from disposal of short-term investments	(134)	(103)	(2)
Loss on equity-method investment	473
Impairment of long-term investments		120	13
Stock-based compensation	20,779	15,494	17,364
Loss on disposal of property and equipment	66	4	33
Impairment of goodwill and intangible assets	4,069	10,337
Gain from disposal of noncurrent assets held for sale		(1,880)
Deferred income taxes	(1,664)	581	(3,373)
Changes in operating assets and liabilities:
Short-term investments	3,240	(3,208)	(2,710)
Notes and accounts receivable	(12,628)	(5,156)	(14,620)
Inventories	12,668	(22,299)	(24,777)
Prepaid expenses and other current assets	2,689	1,585	(1,313)
Other assets	142	(138)	(5)
Notes and accounts payable	(28,766)	24,248	9,198
Refund liabilities	2,093
Accrued expenses and other current liabilities	(4,679)	458	12,180
Income tax payable	(7,329)	(8,779)	6,876
Other liabilities	4,357	4,529	4,179
Net cash provided by operating activities	108,242	103,881	125,568
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investment	(4,715)
Proceeds from sale of held-to-maturity financial assets			4,000
Business acquisition-net of cash, cash equivalents, and restricted cash acquired		(2,865)
Purchase of property and equipment	(74,853)	(11,683)	(12,220)
Net cash used in investing activities	(79,568)	(14,548)	(8,220)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options	0	380	93
Proceeds from bank loan		25,000	25,000
Repayments of bank loan	(25,000)	(25,000)
Dividends paid	(43,281)	(32,120)	(22,899)
Share repurchase	(33,539)
Net cash provided by (used in) financing activities	(101,820)	(31,740)	2,194
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(73,146)	57,593	119,542
EFFECT OF EXCHANGE RATE CHANGES	(1,250)	2,753	(521)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	381,523	321,177	202,156
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	307,127	381,523	321,177
SUPPLEMENTAL INFORMATION
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired		2,865
Interest paid	376	367	105
Income taxes paid	$ 13,792	30,910	$ 24,300
Bigtera
CASH FLOWS FROM INVESTING ACTIVITIES
Business acquisition-net of cash, cash equivalents, and restricted cash acquired		(2,865)
SUPPLEMENTAL INFORMATION
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired		2,865
Fair value of assets acquired, net of cash, cash equivalents, and restricted cash acquired		4,586
Bigtera | Other Noncurrent Liabilities
SUPPLEMENTAL INFORMATION
Other liabilities		(477)
Bigtera | Other Current Liabilities
SUPPLEMENTAL INFORMATION
Other liabilities		$ (1,244)